Stockholders' Equity (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Shares authorized						125,000,000
Common stock, shares authorized	100,000,000		100,000,000		100,000,000	100,000,000
Common stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000		25,000,000		25,000,000	25,000,000
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of stock			$ 105,000		$ 1,300,018	$ 2,090,375
Number of common stock shares issued, value	$ 75,000		$ 105,000		1,300,018	$ 2,090,375
Number of shares issued, share						12,011,269
Common stock shares to be issued		452,000		625,000		5,068,519
Through December 31, 2019 [Member]
Number of shares issued, share						6,942,750
Private Placement [Member]
Shares issued, price per share	$ 0.27		$ 0.27
Proceeds from issuance of stock			$ 30,000			$ 2,926,375
Number of common stock shares issued, value						2,090,375
Number of shares subscribed					$ 306,000	$ 530,000
Number of shares issued, share			388,889
Private Placement [Member] | Minimum [Member]
Shares issued, price per share						$ 0.10
Private Placement [Member] | Maximum [Member]
Shares issued, price per share						$ 0.50